Investment in securities - Sale Proceeds and Realised Gains and Losses of AFS Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Sale proceeds	$ 60,548	$ 238,756	$ 130,453
Gross realised gains	1,622	328	8,732
Gross realised (losses)	(76)	(4,735)	(52)
US government and federal agencies
Schedule of Available-for-sale Securities [Line Items]
Sale proceeds	59,939	232,372	96,031
Gross realised gains	1,013	0	0
Gross realised (losses)	(76)	(4,465)	(52)
Residential mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Sale proceeds	0	6,056
Gross realised gains	0	0
Gross realised (losses)	0	(270)
Pass-through note
Schedule of Available-for-sale Securities [Line Items]
Sale proceeds	609	328	34,422
Gross realised gains	609	328	8,732
Gross realised (losses)	$ 0	$ 0	$ 0